CONFIDENTIAL

CONP 11/21/06

FORM 13F

[redacted]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

06066534

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: __

This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries.

RECEIVED
FEB 14 2006
OFFICE OF THE SECRETARY

Institutional Investment Manager Filing this Report:

Name: Sandell Asset Management Corp.
Address: 40 West 57th Street, New York, NY 10019

13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

CONFIDENTIAL TREATMENT EXPIRES

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael R. Fischer
Title: General Counsel and Secretary
Phone: 212-603-5700

Signature, Place, and Date of Signing:

[Signature]
(Signature)

New York, New York
(City, State)

February 13, 2006
(Date)

PROCESSED
MAR 07 2007
THOMSON
FINANCIAL

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

CONFIDENTIAL

FORM 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: $257,216 (thousands)

List of Other Included Managers:

None

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F

QTR ENDED: 12/31/05

Name of Reporting Manager: Sandell Asset Management

(SEC USE ONLY)

Confidential treatment Previously Requested	Open Risk Arbitrage Position	Item 1: Name of Issuer	Item 2 : Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value (X$1000)	Item 5: Shares or Principal Amount	Item 6: Investment Discretion	Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares) (a) Sole	(b) Shared	(c) None
Y	Y	BEVERLY ENTERPRISES INC	COM	087851-30-9	38,153	3,269,300 SH	SOLE		3,269,300	-	-
	Y	BURLINGTON RES INC	COM	122014-10-3	80,976	939,400 SH	SOLE		939,400	-	-
Y	Y	CHIRON CORP	COM	170040-10-9	9,332	210,000 SH	SOLE		210,000	-	-
	Y	CINERGY CORP	COM	172474-10-8	106,486	2,507,910 SH	SOLE		2,507,910	-	-
	Y	FALCONBRIDGE LTD NEW 2005	COM	306104-10-0	6,568	221,300 SH	SOLE		221,300	-	-
	Y	NEXTEL PARTNERS INC	CL A	65333F-10-7	2,794	100,000 SH	SOLE		100,000	-	-
	Y	NTL INC DEL	COM	62940M-10-4	10,893	160,000 SH	SOLE		160,000	-	-
	Y	TELE CENTRO OESTE CELULAR S	SPONSORED ADR	87923P-10-5	2,014	179,500 SH	SOLE		179,500	-	-

Value Total: $ 257,216

Entry Total: 8

END